UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NuShares ESG Large-Cap Growth ETF (NULG)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 20.6%

5	Advance Auto Parts, Inc.	$821

20	Aramark Holdings Corporation	677

15	AutoNation Inc., (2)	797

10	Delphi Automotive PLC	701

270	Dick’s Sporting Goods Inc.	13,932

50	Discovery Communications inc., Class A Shares, (2)	1,418

5	Dominos Pizza Inc.	873

35	Foot Locker, Inc.	2,399

25	Hanesbrands Inc.	593

5	Harman International Industries Inc.	556

5	Hasbro, Inc.	413

8	Hilton Worldwide Holdings Inc.	461

25	Interpublic Group of Companies, Inc.	588

235	Liberty Broadband Corporation, Class C Shares, (2)	20,055

20	Liberty Global PLC Class A, (2)	730

95	Liberty Global PLC Class C, (2)	3,337

700	Liberty LiLAC Group, Class C Shares, (2)	15,624

1,230	LKQ Corporation, (2)	39,249

1,650	Lowe’s Companies, Inc.	120,582

10	Lululemon Athletica Inc., (2)	675

10	Marriott International, Inc., Class A	846

5	Mohawk Industries Inc., (2)	1,079

935	NetFlix.com Inc., (2)	131,564

15	Newell Brands Inc.	710

1,870	Nike, Inc., Class B	98,923

15	Nordstrom, Inc.	663

15	Norwegian Cruise Line Holdings Limited, (2)	705

5	Polaris Industries Inc.	420

81	priceline.com Incorporated, (2)	127,586

5	PVH Corporation	469

1,455	Ross Stores, Inc.	96,190

15	Scripps Networks Interactive, Class A Shares	1,142

10	Signet Jewelers Limited	777

2,175	Starbucks Corporation	120,104

168	Tesla Motors Inc., (2)	42,324

NUVEEN	1

NuShares ESG Large-Cap Growth ETF (NULG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

1,100	Time Warner Inc.	$106,535

10	Tractor Supply Company	737

2,798	Twenty First Century Fox Inc., Class A Shares	87,801

300	Ulta Salon, Cosmetics & Fragrance, Inc.	81,684

20	Under Armour, Inc., (2)	430

25	Under Armour Inc., Class C Shares, (2)	481

10	VF Corporation	515

1,733	Walt Disney Company	191,756

10	Wyndham Worldwide Corporation	791
	Total Consumer Discretionary	1,318,713

	Consumer Staples – 8.5%

10	Campbell Soup Company	622

15	Church & Dwight Company Inc.	678

5	Clorox Company	600

605	Colgate-Palmolive Company	39,071

5	Dr. Pepper Snapple Group	456

5	Edgewell Personal Care Co	394

10	Estee Lauder Companies Inc., Class A	812

715	Hormel Foods Corporation	25,954

5	Ingredion Inc.	641

260	Kimberly-Clark Corporation	31,494

1,316	Kraft Heinz Company	117,506

2,741	Kroger Co.	93,084

5	McCormick & Company, Incorporated	478

2,066	Mondelez International Inc.	91,482

1,060	PepsiCo, Inc.	110,007

5	Spectrum Brands Inc.	667

946	Whole Foods Market, Inc.	28,588
	Total Consumer Staples	542,534

	Energy – 3.9%

1,140	Baker Hughes Incorporated	71,911

1,250	Cheniere Energy Inc., (2)	59,562

5	Core Laboratories NV	584

2,015	Halliburton Company	113,989

35	TechnipFMC PLC, (2)	1,177

125	Weatherford International PLC, (2)	651
	Total Energy	247,874

	Financials – 5.1%

5	AON PLC	564

2	NUVEEN

Shares	Description (1)	Value

	Financials (continued)

2,475	Charles Schwab Corporation	$102,069

95	E*Trade Group Inc., (2)	3,558

340	First Republic Bank of San Francisco	32,072

560	Marsh & McLennan Companies, Inc.	38,091

15	Moody’s Corporation	1,555

745	S&P Global, Inc.	89,534

15	SEI Investments Company	728

5	Signature Bank, (2)	788

205	TD Ameritrade Holding Corporation	9,461

120	Voya Financial Inc.	4,826

330	Willis Towers Watson PLC	41,293
	Total Financials	324,539

	Health Care – 15.0%

1,358	AbbVie Inc.	82,987

15	Agilent Technologies, Inc.	735

150	Align Technology, Inc., (2)	13,754

185	AmerisourceBergen Corporation	16,147

521	Becton, Dickinson and Company	92,368

200	Biogen Inc., (2)	55,448

1,904	Bristol-Myers Squibb Company	93,601

810	Cardinal Health, Inc.	60,718

1,110	Celgene Corporation, (2)	128,926

405	Centene Corporation, (2)	25,624

149	Cooper Companies, Inc.	27,507

906	Edwards Lifesciences Corporation, (2)	87,193

20	Envision Healthcare Corporation, (2)	1,360

265	Gilead Sciences, Inc.	19,199

375	HCA Holdings Inc., (2)	30,105

5	Henry Schein Inc., (2)	799

15	Hologic Inc., (2)	608

475	Humana Inc.	94,288

524	Idexx Labs Inc., (2)	64,101

5	Jazz Pharmaceuticals, Inc., (2)	610

1	Mettler-Toledo International Inc., (2)	427

10	Quintiles Transnational Corporation, (2)	785

10	ResMed Inc.	675

5	Varian Medical Systems, Inc., (2)	388

10	Vertex Pharmaceuticals Inc., (2)	859

5	Waters Corporation, (2)	708

1,126	Zoetis Incorporated	61,862
	Total Health Care	961,782

NUVEEN	3

NuShares ESG Large-Cap Growth ETF (NULG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Industrials – 11.8%

814	3M Co.	$142,303

45	Acuity Brands Inc.	9,325

345	C.H. Robinson Worldwide, Inc.	26,241

70	Expeditors International of Washington, Inc.	3,646

15	Fastenal Company	745

15	Flowserve Corporation	737

255	Fortive Corporation	14,104

10	Fortune Brands Home & Security	551

925	IHS Markit Limited, (2)	36,491

100	Ingersoll Rand Company Limited, Class A	7,935

585	Johnson Controls International PLC	25,728

5	Kansas City Southern Industries	430

1,640	Masco Corporation	54,038

5	Middleby Corporation, (2)	671

15	Robert Half International Inc.	706

5	Rockwell Collins, Inc.	454

360	Roper Technologies, Inc.	69,066

15	Sensata Technologies Holdings, (2)	629

65	Smith AO Corporation	3,169

5	Snap-on Incorporated	908

405	Stanley Black & Decker Inc.	50,220

326	TransDigm Group Inc., (2)	70,546

815	Union Pacific Corporation	86,863

869	United Parcel Service, Inc., Class B	94,834

10	United Rentals Inc., (2)	1,265

5	W.W. Grainger, Inc.	1,263

620	Waste Connections Inc.	49,786

145	Xylem Inc.	7,150
	Total Industrials	759,804

	Information Technology – 28.4%

1,040	Accenture Limited	118,425

234	Alphabet Inc., Class A, (2)	191,924

244	Alphabet Inc., Class C Shares, (2)	194,417

550	Ansys Inc., (2)	51,293

3,966	Apple, Inc.	481,274

710	Autodesk, Inc., (2)	57,751

590	Automatic Data Processing, Inc.	59,584

1,835	Cadence Design Systems, Inc., (2)	47,765

5	Citrix Systems, (2)	456

4	NUVEEN

Shares	Description (1)	Value

	Information Technology (continued)

840	Intuit, Inc.	$99,607

5	Lam Research Corporation	574

918	NVIDIA Corporation	100,227

3,865	Oracle Corporation	155,025

1,428	Salesforce.com, Inc., (2)	112,955

1,670	Texas Instruments Incorporated	126,152

255	Workday Inc., Class A, (2)	21,188
	Total Information Technology	1,818,617

	Materials – 2.5%

5	Air Products & Chemicals Inc.	699

25	Axalta Coating Systems Limited, (2)	725

240	Ball Corporation	18,302

789	Ecolab Inc.	94,783

5	International Flavors & Fragrances Inc.	586

450	PPG Industries, Inc.	45,004

5	Praxair, Inc.	592

5	Valspar Corporation	553
	Total Materials	161,244

	Real Estate – 3.2%

5	Alexandria Real Estate Equities Inc.	554

936	American Tower Corporation, REIT	96,876

5	Boston Properties, Inc.	655

20	CBRE Group Inc., (2)	607

100	Equinix Inc.	38,498

5	Federal Realty Investment Trust	702

535	Health Care Property Investors Inc.	16,221

10	Regency Centers Corporation	697

484	SBA Communications Corporation, (2)	50,946

20	UDR Inc.	699

5	Vornado Realty Trust	532
	Total Real Estate	206,987

	Telecommunication Services – 0.5%

565	Level 3 Communications Inc., (2)	33,595

	Utilities – 0.4%

385	American Water Works Company	28,274
	Total Long-Term Investments (cost $6,337,830)	6,403,963
	Other Assets Less Liabilities – 0.1%	8,670
	Net Assets – 100%	$6,412,633

NUVEEN	5

NuShares ESG Large-Cap Growth ETF (NULG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,403,963	$ —	$—	$6,403,963

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of January 31, 2017, the cost of investments was $6,337,830.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$147,084
Depreciation	(80,951)
Net unrealized appreciation (depreciation) of investments	$66,133

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

6	NUVEEN

NuShares ESG Large-Cap Value ETF (NULV)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 6.4%

10	Autoliv Inc.	$1,157

85	Darden Restaurants, Inc.	6,229

5	Dun and Bradstreet Inc.	613

8,448	Ford Motor Company	104,417

10	Harley-Davidson, Inc.	570

20	Kohl’s Corporation	797

705	Lennar Corporation, Class A	31,478

10	Liberty Broadband Corporation, Class C Shares, (2)	853

1,800	Macy’s, Inc.	53,172

30	TEGNA Inc.	687

1,079	Time Warner Inc.	104,501

470	Toll Brothers Inc.	14,739

45	UDR Inc.	1,573

416	Vornado Realty Trust	44,225

790	Voya Financial Inc.	31,774

5	Whirlpool Corporation	874
	Total Consumer Discretionary	397,659

	Consumer Staples – 10.4%

4,270	Coca-Cola Company	177,504

1,420	General Mills, Inc.	88,722

523	Kellogg Company	38,027

1,301	PepsiCo, Inc.	135,018

2,419	Procter & Gamble Company	211,904
	Total Consumer Staples	651,175

	Energy – 9.4%

10	Helmerich & Payne Inc.	712

2,028	Marathon Petroleum Corporation	97,445

1,183	Phillips 66	96,556

1,733	Schlumberger Limited	145,069

2,300	Spectra Energy Corporation	95,795

710	Tesoro Corporation	57,404

1,464	Valero Energy Corporation	96,273

120	Weatherford International PLC, (2)	625
	Total Energy	589,879

NUVEEN	7

NuShares ESG Large-Cap Value ETF (NULV) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Financials – 24.3%

10	AFLAC Incorporated	$700

35	Ally Financial Inc.	739

1,504	American Express Company	114,876

1,805	American International Group, Inc.	115,989

10	Arthur J. Gallagher & Co.	538

2,204	Bank New York Mellon	98,585

275	BlackRock Inc.	102,845

10	Bunge Limited	692

95	CIT Group Inc.	3,913

2,735	Citizens Financial Group Inc.	98,925

850	CME Group, Inc.	102,918

10	Discover Financial Services	693

15	Franklin Resources, Inc.	596

15	Hartford Financial Services Group, Inc.	731

3,117	JPMorgan Chase & Co.	263,792

4,886	KeyCorp.	87,801

770	Loews Corporation	35,867

625	M&T Bank Corporation	101,606

2,913	New York Community Bancorp Inc.	44,248

40	People’s United Financial, Inc.	750

984	PNC Financial Services Group, Inc.	118,533

10	Principal Financial Group, Inc.	571

20	Progressive Corporation	749

1,021	Prudential Financial, Inc.	107,317

1,815	Regions Financial Corporation	26,154

5	Reinsurance Group of America Inc.	627

850	Royal Caribbean Cruises Limited	79,585

10	State Street Corporation	762

80	Travelers Companies, Inc.	9,422
	Total Financials	1,520,524

	Health Care – 11.2%

884	AbbVie Inc.	54,021

185	Agilent Technologies, Inc.	9,059

514	Becton, Dickinson and Company	91,127

954	Cardinal Health, Inc.	71,512

560	Gilead Sciences, Inc.	40,572

2,290	Johnson & Johnson	259,343

2,843	Merck & Company Inc.	176,238
	Total Health Care	701,872

8	NUVEEN

Shares	Description (1)	Value

	Industrials – 8.8%

975	Caterpillar Inc.	$93,268

800	CSX Corporation	37,112

696	Deere & Company	74,507

15	Delta Air Lines, Inc.	709

1,721	Emerson Electric Company	100,954

10	Expeditors International of Washington, Inc.	521

145	IHS Markit Limited, (2)	5,720

290	Illinois Tool Works, Inc.	36,888

10	Macquarie Infrastructure Corporation	750

5	Manpower Inc.	477

896	Norfolk Southern Corporation	105,244

10	PACCAR Inc.	673

3	W.W. Grainger, Inc.	758

1,356	Waste Management, Inc.	94,242
	Total Industrials	551,823

	Information Technology – 8.8%

4,199	Hewlett Packard Enterprise Co	95,233

5,772	HP Inc.	86,869

5,723	Microsoft Corporation	369,992
	Total Information Technology	552,094

	Materials – 4.5%

355	Air Products & Chemicals Inc.	49,615

1,435	E.I. Du Pont de Nemours and Company	108,342

1,083	Mosaic Company	33,974

725	Praxair, Inc.	85,869
	Total Materials	277,800

	Real Estate – 5.5%

10	Camden Property Trust	836

5	Digital Realty Trust Inc.	538

25	Duke Realty Corporation	608

1,291	Eaton PLC	91,377

702	Edison International	51,162

5	Federal Realty Investment Trust	702

10	Garmin Limited	483

1,255	Health Care Property Investors Inc.	38,052

20	Iron Mountain Inc.	716

15	Liberty Property Trust	576

30	TechnipFMC PLC, (2)	1,009

1,408	Welltower Inc.	93,350

NUVEEN	9

NuShares ESG Large-Cap Value ETF (NULV) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Real Estate (continued)

1,643	XL Group Limited	$61,728
	Total Real Estate	341,137

	Telecommunication Services – 4.9%

3,264	CenturyLink Inc.	84,407

7,011	Frontier Communications Corporation	24,468

4,031	Verizon Communications Inc.	197,559
	Total Telecommunication Services	306,434

	Utilities – 5.7%

50	AES Corporation	572

10	Ameren Corporation	527

180	American Electric Power Company, Inc.	11,531

1,165	Consolidated Edison, Inc.	86,618

1,085	Dominion Resources, Inc.	82,764

5	DTE Energy Company	493

1,563	Eversource Energy	86,465

10	Scana Corporation	687

841	Sempra Energy	86,110
	Total Utilities	355,767
	Total Long-Term Investments (cost $6,256,265)	6,246,164
	Other Assets Less Liabilities – 0.1%	7,877
	Net Assets – 100%	$6,254,041

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,246,164	$ —	$ —	$6,246,164

10	NUVEEN

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of January 31, 2017, the cost of investments was $6,256,265.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$85,210
Depreciation	(95,311)
Net unrealized appreciation (depreciation) of investments	$(10,101)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

NUVEEN	11

NuShares ESG Mid-Cap Growth ETF (NUMG)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 19.3%

965	AutoNation Inc., (2)	$51,261

1,991	CarMax, Inc., (2)	132,820

420	Discovery Communications inc., Class A Shares, (2)	11,907

2,810	Discovery Communications Inc., Class C Shares, (2)	77,865

633	Dominos Pizza Inc.	110,484

680	Foot Locker, Inc.	46,607

3,024	Hanesbrands Inc.	71,699

407	Hasbro, Inc.	33,582

1,230	Liberty Broadband Corporation, Class C Shares, (2)	104,968

2,678	Liberty LiLAC Group, Class C Shares, (2)	59,773

3,143	LKQ Corporation, (2)	100,293

1,263	Lululemon Athletica Inc., (2)	85,265

1,141	Nordstrom, Inc.	50,455

165	Polaris Industries Inc.	13,872

654	PVH Corporation	61,352

629	Signet Jewelers Limited	48,854

50	Tiffany & Co.	3,936

1,380	Tractor Supply Company	101,665

2,779	Under Armour, Inc., (2)	59,721
	Total Consumer Discretionary	1,226,379

	Consumer Staples – 4.7%

1,158	McCormick & Company, Incorporated	110,647

1,999	WhiteWave Foods Company, (2)	110,065

2,536	Whole Foods Market, Inc.	76,638
	Total Consumer Staples	297,350

	Energy – 4.5%

2,684	Cheniere Energy Inc., (2)	127,893

849	Core Laboratories NV	99,189

11,248	Weatherford International PLC, (2)	58,602
	Total Energy	285,684

	Financials – 5.0%

3,174	E*Trade Group Inc., (2)	118,866

1,180	First Republic Bank of San Francisco	111,309

2,231	Voya Financial Inc.	89,731
	Total Financials	319,906

12	NUVEEN

Shares	Description (1)	Value

	Health Care – 16.2%

1,048	Align Technology, Inc., (2)	$96,091

1,960	Centene Corporation, (2)	124,009

604	Cooper Companies, Inc.	111,504

1,731	Envision Healthcare Corporation, (2)	117,708

755	Henry Schein Inc., (2)	120,694

1,780	Hologic Inc., (2)	72,143

880	Jazz Pharmaceuticals, Inc., (2)	107,290

267	Mettler-Toledo International Inc., (2)	113,910

1,203	ResMed Inc.	81,251

1,160	Varian Medical Systems, Inc., (2)	90,074
	Total Health Care	1,034,674

	Industrials – 18.6%

1,510	C.H. Robinson Worldwide, Inc.	114,851

625	Dun and Bradstreet Inc.	76,638

1,853	Expeditors International of Washington, Inc.	96,504

865	Fastenal Company	42,973

1,841	Fortune Brands Home & Security	101,494

986	Macquarie Infrastructure Corporation	73,940

2,165	Robert Half International Inc.	101,885

225	Roper Technologies, Inc.	43,166

2,595	Sensata Technologies Holdings, (2)	108,860

455	Snap-on Incorporated	82,596

1,095	United Rentals Inc., (2)	138,528

401	W.W. Grainger, Inc.	101,281

909	WABCO Holdings Inc.	99,108
	Total Industrials	1,181,824

	Information Technology – 18.0%

2,179	Amphenol Corporation, Class A	147,061

1,120	Ansys Inc., (2)	104,451

1,640	Broadridge Financial Solutions, Inc.	109,109

3,965	Cadence Design Systems, Inc., (2)	103,209

1,411	Citrix Systems, (2)	128,669

7,253	Flextronics International Limited, (2)	113,655

685	FLIR Systems Inc.	24,201

2,836	Fortinet Inc., (2)	94,325

600	Gartner Inc., (2)	59,616

1,635	Skyworks Solutions Inc.	149,995

1,335	Workday Inc., Class A, (2)	110,925
	Total Information Technology	1,145,216

NUVEEN	13

NuShares ESG Mid-Cap Growth ETF (NUMG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Materials – 5.4%

2,061	Axalta Coating Systems Limited, (2)	$59,769

909	International Flavors & Fragrances Inc.	106,544

2,270	Sealed Air Corporation	110,095

599	Valspar Corporation	66,291
	Total Materials	342,699

	Real Estate – 6.3%

440	Alexandria Real Estate Equities Inc.	48,761

665	Federal Realty Investment Trust	93,386

995	Regency Centers Corporation	69,381

1,201	SBA Communications Corporation, (2)	126,417

2,066	UDR Inc.	72,207
	Total Real Estate	410,152

	Telecommunication Services – 0.7%

729	Level 3 Communications Inc., (2)	43,346

	Utilities – 1.2%

1,017	American Water Works Company	74,689
	Total Long-Term Investments (cost $6,244,529)	6,361,919
	Other Assets Less Liabilities – 0.1%	5,311
	Net Assets – 100%	$6,367,230

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,361,919	$ —	$ —	$6,361,919

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

14	NUVEEN

As of January 31, 2017, the cost of investments was $6,244,529.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$228,560
Depreciation	(111,170)
Net unrealized appreciation (depreciation) of investments	$117,390

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

NUVEEN	15

NuShares ESG Mid-Cap Value ETF (NUMV)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 11.8%

311	Autoliv Inc.	$35,970

3,103	BorgWarner Inc.	126,696

3,131	Coach, Inc.	116,943

3,545	Gap, Inc.	81,641

90	Harley-Davidson, Inc.	5,134

345	Hasbro, Inc.	28,466

230	Liberty Broadband Corporation, Class C Shares, (2)	19,628

3,603	Mattel, Inc.	94,435

1,574	Royal Caribbean Cruises Limited	147,374

1,039	Signet Jewelers Limited	80,699
	Total Consumer Discretionary	736,986

	Consumer Staples – 7.2%

1,695	Bunge Limited	117,311

1,160	Dr. Pepper Snapple Group	105,792

665	Ingredion Inc.	85,246

1,024	JM Smucker Company	139,110
	Total Consumer Staples	447,459

	Energy – 5.4%

2,411	ONEOK, Inc.	132,870

1,385	Tesoro Corporation	111,977

17,118	Weatherford International PLC, (2)	89,185
	Total Energy	334,032

	Financials – 22.5%

5,785	Ally Financial Inc.	122,179

2,234	Arthur J. Gallagher & Co.	120,256

4,669	Citizens Financial Group Inc.	168,878

1,858	Comerica Incorporated	125,471

3,633	Fifth Third Bancorp.	94,821

3,234	Hartford Financial Services Group, Inc.	157,528

1,505	Invesco LTD	43,525

6,876	New York Community Bancorp Inc.	104,446

5,389	People’s United Financial, Inc.	101,044

2,541	Principal Financial Group, Inc.	145,066

2,554	Voya Financial Inc.	102,722

16	NUVEEN

Shares	Description (1)	Value

	Financials (continued)

3,169	XL Group Limited	$119,059
	Total Financials	1,404,995

	Health Care – 2.8%

690	Alkermes PLC, (2)	37,336

1,479	Quest Diagnostics Incorporated	135,950
	Total Health Care	173,286

	Industrials – 8.4%

1,676	AGCO Corporation	105,253

1,114	Parker Hannifin Corporation	163,903

925	Rockwell Automation, Inc.	136,891

475	W.W. Grainger, Inc.	119,971
	Total Industrials	526,018

	Information Technology – 7.3%

469	Analog Devices, Inc.	35,147

2,226	Avnet Inc.	103,375

7,464	Marvell Technology Group Ltd.	110,990

2,080	Microchip Technology Incorporated	140,088

3,484	Western Union Company	68,217
	Total Information Technology	457,817

	Materials – 11.3%

863	Albemarle Corporation	79,948

1,310	Avery Dennison Corporation	95,656

1,579	Celanese Corporation, Series A	133,268

1,640	Eastman Chemical Company	127,100

4,121	Mosaic Company	129,276

2,598	WestRock Company	138,629
	Total Materials	703,877

	Real Estate – 12.2%

1,229	Camden Property Trust	102,708

3,674	Duke Realty Corporation	89,388

6,486	Host Hotels & Resorts Inc.	117,202

2,941	Iron Mountain Inc.	105,288

2,364	Liberty Property Trust	90,754

1,694	Mid-America Apartment Communities	160,845

2,625	UDR Inc.	91,744
	Total Real Estate	757,929

	Telecommunication Services – 0.9%

16,164	Frontier Communications Corporation	56,412

NUVEEN	17

NuShares ESG Mid-Cap Value ETF (NUMV) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Utilities – 10.0%

9,348	AES Corporation	$106,941

2,569	Ameren Corporation	135,258

1,546	American Water Works Company	113,538

105	DTE Energy Company	10,357

2,664	Eversource Energy	147,372

1,649	Scana Corporation	113,286
	Total Utilities	626,752
	Total Long-Term Investments (cost $6,215,925)	6,225,563
	Other Assets Less Liabilities – 0.2%	11,326
	Net Assets – 100%	$6,236,889

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,225,563	$—	$—	$6,225,563

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of January 31, 2017, the cost of investments was $6,215,925.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$135,428
Depreciation	(125,790)
Net unrealized appreciation (depreciation) of investments	$9,638

18	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

NUVEEN	19

NuShares ESG Small-Cap ETF (NUSC)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 11.7%

333	Aaron Rents Inc.	$10,303

1,307	American Axle and Manufacturing Holdings Inc.	26,663

1,125	American Eagle Outfitters, Inc.	16,999

144	Asbury Automotive Group, Inc., (2)	9,446

225	Big Lots, Inc.	11,250

36	Bob Evans Farms	2,031

81	Bright Horizons Family Solutions Inc., (2)	5,740

396	Brinker International Inc.	17,622

234	Buckle Inc.	4,949

216	Cabela’s Incorporated, (2)	12,072

54	Cable One, Inc.	34,149

855	Caesars Acquisition Company, Class A, (2)	12,825

342	Caleres Inc.	10,517

801	Callaway Golf Company	9,075

45	Carriage Services Inc.	1,168

288	Carter’s Inc.	24,120

234	Choice Hotels International, Inc.	12,987

702	Cinemark Holdings Inc.	29,835

639	Clear Channel Outdoor Holdings Inc., Class A, (2)	3,163

234	Columbia Sportswear Company	12,723

243	Container Store Group Inc., (2)	1,183

234	Cooper-Standard Holdings Inc., (2)	24,636

648	Crocs, Inc., (2)	4,730

270	Dave & Buster’s Entertainment Inc., (2)	14,704

306	Deckers Outdoor Corporation, (2)	17,626

188	DineEquity Inc.	12,893

594	DSW Inc.	12,569

621	Dunkin Brands Group Inc.	32,211

378	Entravision Communications Corporation	2,041

252	Ethan Allen Interiors Inc.	7,333

531	Etsy, Inc., (2)	6,696

135	Finish Line, Inc.	2,322

423	Five Below, Incorporated, (2)	16,857

279	Fossil Group Inc., (2)	7,134

234	Francescas Holdings Corporation, (2)	4,081

20	NUVEEN

Shares	Description (1)	Value

	Consumer Discretionary (continued)

468	GameStop Corporation	$11,461

837	Gannett Company, Inc.	8,052

108	Genesco Inc., (2)	6,502

486	GNC Holdings Inc.	4,311

30	Graham Holdings Company	15,586

1,017	Gray Television Inc.	12,051

153	Green Brick Partners, Inc., (2)	1,469

189	Group 1 Automotive Inc.	15,269

54	Haverty Furniture Companies Inc.	1,177

260	Helen of Troy Limited, (2)	24,258

126	Hibbett Sporting Goods, Inc., (2)	4,158

252	Hosting Site Network, Inc.	8,883

1,008	Houghton Mifflin Harcourt Company, (2)	11,390

666	ILG, Inc.	12,621

441	Imax Corporation, (2)	14,377

306	Irobot Corporation, (2)	18,531

216	Jack in the Box Inc., Term Loan	23,311

342	John Wiley and Sons Inc., Class A	18,844

766	Kate Spade & Company, (2)	14,179

576	La Z Boy Inc.	16,474

216	Lands’ End Inc, (2)	3,316

90	Libbey Inc.	1,540

549	LifeLock, Incorporated, (2)	13,154

162	Lithia Motors Inc.	16,705

174	Madison Square Garden Inc., (2)	30,567

144	Marriott Vacations World	12,453

897	Michaels Cos Inc., (2)	17,644

738	Modine Manufacturing Company	10,037

263	Monro Muffler Brake, Inc.	15,754

45	Movado Group Inc.	1,222

216	Murphy USA Inc., (2)	13,759

999	National CineMedia, Inc.	14,645

864	New York Times, Class A	11,664

162	Nutri System Inc.	5,354

3,141	Office Depot, Inc.	13,977

99	Oxford Industries Inc.	5,447

126	Pool Corporation	13,301

135	Popeye’s Louisiana Kitchen Inc., (2)	8,531

1,494	Regal Entertainment Group, Class A	33,854

NUVEEN	21

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

360	Rent-A-Center Inc.	$3,226

963	Sally Beauty Holdings Inc., (2)	22,919

234	Scholastic Corporation	10,713

126	Select Comfort Corporation, (2)	2,543

477	Service Corporation International	13,895

765	ServiceMaster Global Holdings Inc., (2)	28,290

90	Shake Shack Inc., Class A Shares, (2)	3,178

225	Shutterfly, Inc., (2)	11,549

531	Six Flags Entertainment Corporation	31,637

144	Sportsman’s Warehouse Holdings Inc., (2)	1,071

612	Steven Madden Limited, (2)	21,542

441	Tailored Brands, Inc.	9,371

333	Tempur Sealy International, Inc., (2)	14,319

540	Tenneco Inc.	36,423

1,791	The Wendy’s Company	24,232

261	Tile Shop Holdings Inc.	4,985

765	Tribune Media Company	22,063

189	Vail Resorts, Inc.	32,421

449	Visteon Corporation, (2)	40,217

234	Wayfair Inc., Class A Shares, (2)	9,725

414	Williams-Sonoma Inc.	19,959

252	Wingstop Inc., (2)	7,174

855	Wolverine World Wide Inc.	20,084

126	Zumiez, Inc., (2)	2,526
	Total Consumer Discretionary	1,314,543

	Consumer Staples – 3.8%

621	Amplify Snack Brands, Inc., (2)	5,980

45	Andersons, Inc.	1,699

3,510	Avon Products, Inc.	20,604

1,062	Blue Buffalo Pet Products, Inc., (2)	25,753

189	Casey’s General Stores, Inc.	21,716

2,115	Darling International Inc., (2)	25,380

666	Energizer Holdings, Inc.	33,613

594	Fresh Del Monte Produce Inc.	34,007

396	Freshpet, Inc., (2)	4,415

936	Hain Celestial Group Inc., (2)	37,028

572	Herbalife, Limited	32,146

90	Medifast, Inc.	3,795

126	Natural Health Trends Corporation	3,160

22	NUVEEN

Shares	Description (1)	Value

	Consumer Staples (continued)

351	Omega Protein Corporation	$8,757

443	Performance Food Group Company, (2)	9,812

126	PriceSmart, Inc.	10,672

117	Seneca Foods Corporation, (2)	4,194

216	Smart & Final Stores, Inc., (2)	3,100

1,188	Snyders Lance Inc.	45,595

108	SpartanNash Co	4,089

630	Sprouts Farmers Market Inc., (2)	11,762

770	Treehouse Foods Inc., (2)	58,428

315	United Natural Foods Inc., (2)	14,395

63	Weis Markets Inc.	3,745
	Total Consumer Staples	423,845

	Energy – 4.4%

513	Alon USA Energy, Inc.	5,776

1,197	Archrock Inc.	17,476

1,349	Atwood Oceanics Inc.	16,404

567	Bristow Group Inc.	10,013

351	Carbo Ceramics Inc.	4,984

891	Delek US Holdings Inc.	19,958

669	Dril Quip Inc., (2)	41,612

603	Exterran Corp., (2)	18,705

1,728	Fairmount Santrol Holdings Inc., (2)	21,635

693	Franks International NV	8,205

639	Green Plains Renewable Energy, Inc.	14,378

1,878	Helix Energy Solutions Group, (2)	15,925

360	Matrix Service Company, (2)	8,064

2,952	McDermott International Inc., (2)	23,911

225	Natural Gas Services Group, (2)	6,458

1,494	Newpark Resources Inc., (2)	11,280

1,690	Oceaneering International Inc.	47,067

909	Oil States International Inc., (2)	35,905

2,142	Parker Drilling Company, (2)	5,462

216	PHI Inc Non-Voting, (2)	3,424

243	RigNet, Inc., (2)	4,799

1,161	RPC Inc.	24,985

300	SeaCor Smit Inc., (2)	22,071

2,019	TETRA Technologies, (2)	10,014

683	US Silica Holdings Inc.	40,393

1,267	World Fuel Services Corporation	56,356
	Total Energy	495,260

NUVEEN	23

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Financials – 16.2%

81	Ameris Bancorp.	$3,653

1,589	Apollo Commercial Real Estate Finance, Inc.	27,664

1,095	Aspen Insurance Holdings Limited	61,758

1,170	Associated Banc-Corp.	29,601

27	BancFirst Corporation	2,547

621	Bancorp, Inc., (2)	3,720

486	BancorpSouth Inc.	14,434

189	Bank of Hawaii Corporation	16,237

477	Bank of the Ozarks, Inc.	26,173

756	BankUnited Inc.	28,879

153	Banner Corporation	8,586

198	BOK Financial Corporation	16,284

101	Brookline Bancorp, Inc.	1,591

48	Capital Bank Financial Corporation, Class A Shares	1,891

1,728	Capstead Mortgage Corporation	18,438

351	Cardinal Financial Corporation	11,007

378	Cohen & Steers Inc.	13,188

270	Columbia Banking Systems Inc.	10,735

297	Commerce Bancshares Inc.	16,789

363	Cullen/Frost Bankers, Inc.	32,452

126	Customers Bancorp Inc., (2)	4,342

171	CVB Financial	3,854

828	Dynex Capital, Inc.	5,531

786	East West Bancorp Inc.	40,432

594	Employers Holdings, Inc.	21,651

342	Encore Capital Group, Inc., (2)	10,585

1,593	F.N.B. Corporation PA	23,799

353	FactSet Research Systems Inc.	61,087

168	FCB Financial Holdings, Inc., Class A Shares, (2)	7,888

36	Federal Agricultural Mortgage Corporation	2,004

55	Financial Institutions, Inc.	1,812

1,971	First American Corporation	74,070

1,899	First Bancorp of Puerto Rico, (2)	12,761

675	First Cash, Inc.	28,823

450	First Financial Bancorp.	12,398

432	First Financial Bankshares, Inc.	18,425

69	First Interstate BancSystem Inc., Montana	2,839

143	First Merchants Corporation	5,481

387	Flagstar Bancorp Inc., (2)	9,973

24	NUVEEN

Shares	Description (1)	Value

	Financials (continued)

1,125	Fulton Financial Corporation	$20,475

8,955	Genworth Financial Inc., Class A, (2)	30,089

342	Glacier Bancorp, Inc.	12,151

441	Great Western Bancorp Inc.	18,853

783	Green Dot Corporation, Class A Shares, (2)	20,984

691	Hancock Holding Company	31,682

189	Hanmi Financial Corporation	6,265

36	Heartland Financial USA, Inc.	1,685

378	Hilltop Holdings Inc.	10,350

268	HomeStreet Inc.	7,022

468	IberiaBank Corporation	38,446

135	Independent Bank Corporation	8,417

468	International Bancshares Corporation	17,363

279	INTL FCStone Inc., (2)	10,290

306	Investment Technology Group	6,157

1,656	Investors Bancorp, Inc.	23,764

325	Kearny Financial Corporation	4,956

1,042	Ladder Capital Corporation	14,130

309	Lakeland Bancorp, Inc.	5,732

36	Lakeland Financial Corporation	1,599

387	LegacyTexas Financial Group Inc.	15,991

1,512	Legg Mason, Inc.	47,915

207	Live Oak Bancshares Inc.	4,233

333	MB Financial, Inc.	14,828

90	Meta Financial Group, Inc.	7,907

2,000	MGIC Investment Corporation, (2)	21,300

342	Morningstar, Inc.	26,043

45	National Bank Holdings Corporation	1,462

621	Nationstar Mortgage Holdings, Incorporated, (2)	11,265

369	Newstar Financial, Inc.	3,277

225	NMI Holdings Inc., Class A Shares, (2)	2,430

189	OFG Bancorp.	2,504

513	On Deck Capital, Inc., (2)	2,580

54	Opus Bank	1,099

666	Pacwest Bancorp.	36,896

126	Park National Corporation	13,960

396	PICO Holdings, Inc., (2)	5,643

117	Pinnacle Financial Partners, Inc.	7,821

621	PRA Group Inc., (2)	24,716

NUVEEN	25

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Financials (continued)

270	Privatebancorp, Inc.	$14,758

954	ProAssurance Corporation	51,898

396	Prosperity Bancshares, Inc.	28,761

441	Provident Financial Services Inc.	11,673

558	Resource Capital Corporation	4,587

90	ServisFirst Bancshares Inc.	3,604

154	Simmons First National Corporation	9,263

90	South State Corporation	8,046

3,791	Starwood Property Trust Inc.	84,388

244	SVB Financial Group, (2)	42,024

513	Synovus Financial Corp.	21,382

333	Texas Capital BancShares, Inc., (2)	27,472

423	Towne Bank	13,621

585	Trustmark Corporation	19,668

279	UMB Financial Corporation	21,522

1,431	Umpqua Holdings Corporation	26,202

99	Union Bankshares Corporation	3,639

374	United Bankshares, Inc.	16,755

198	United Community Banks, Inc.	5,570

2,286	Valley National Bancorp.	27,683

603	Virtu Financial, Inc., Class A Shares	10,583

528	Washington Federal Inc.	17,345

99	Washington Trust Bancorp, Inc.	5,395

603	Webster Financial Corporation	31,670

288	WesBanco, Inc.	11,952

108	Westamerica Bancorp.	6,129

279	Wintrust Financial Corporation	19,976

1,116	Zions Bancorporation	47,084
	Total Financials	1,828,312

	Health Care – 10.7%

270	Abaxis, Inc.	13,758

251	Abiomed, Inc., (2)	26,699

621	Acadia Healthcare Company Inc., (2)	23,828

351	Acceleron Pharma Inc., (2)	8,522

1,314	Accuray, Inc., (2)	7,555

63	Aceto Corporation	1,203

1,683	Achillion Pharmaceuticals, Inc., (2)	7,018

297	Aclaris Therapeutics Inc., (2)	7,879

477	Acorda Therapeutics, Inc., (2)	9,778

26	NUVEEN

Shares	Description (1)	Value

	Health Care (continued)

423	Aduro Biotech, Inc., (2)	$5,013

324	Advaxis Inc., (2)	2,903

270	Aerie Pharmaceuticals Inc., (2)	11,853

225	Agios Pharmaceutical Inc., (2)	9,682

710	Akorn, Inc., (2)	13,561

198	Albany Molecular Research Inc., (2)	3,643

1,674	Allscripts Healthcare Solutions Inc., (2)	19,603

351	Amedisys, Inc., (2)	16,083

1,422	Amicus Therapeutics, Inc., (2)	7,821

441	AMN Healthcare Services Inc., (2)	15,810

1,071	Arrowhead Pharmaceuticals, Incorporated, (2)	2,078

241	AthenaHealth Inc., (2)	30,364

270	Bellicum Pharmaceuticals, Inc., (2)	3,613

738	BioCryst Pharmaceuticals, Inc., (2)	4,649

270	Bluebird Bio Inc., (2)	20,115

1,557	Brookdale Senior Living Inc., (2)	23,308

702	Bruker Biosciences Corporation	16,658

243	Cambrex Corporation, (2)	12,745

378	Cardiovascular Systems, Inc., (2)	9,337

684	Catalent, Inc., (2)	18,304

1,422	Celldex Therapeutics, Inc., (2)	4,636

756	Cempra Inc., (2)	2,381

1,701	Cerus Corporation, (2)	7,246

810	Chimerix Inc., (2)	4,406

270	Civitas Solutions Inc., (2)	4,941

324	Coherus Biosciences Inc., (2)	9,040

297	Collegium Pharmaceutical Inc., (2)	4,996

207	Cross Country Healthcare, Inc., (2)	2,995

486	DepoMed, Inc., (2)	8,792

639	Diplomat Pharmacy, Inc., (2)	8,780

90	Eagle Pharmaceuticals Inc., (2)	6,229

1,314	Endologix, Inc., (2)	9,014

576	FibroGen, Inc., (2)	13,046

810	Genesis Healthcare Inc., (2)	3,329

450	Genmark Diagnostics Inc., (2)	5,458

279	Global Blood Therapeutics Inc., (2)	4,506

666	Globus Medical Inc, Class A, (2)	17,556

333	Greatbatch, Inc., (2)	10,789

396	Haemonetics Corporation, (2)	15,785

NUVEEN	27

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

1,089	Halozyme Therapeutics, Inc., (2)	$12,578

729	HMS Holdings Corporation, (2)	13,239

207	Intersect ENT, Inc., (2)	2,794

468	Intra-Cellular Therapies Inc., (2)	6,758

513	K2M Group Holdings Inc., (2)	10,424

1,386	Kindred Healthcare Inc.	9,217

425	Kite Pharma Inc., (2)	21,662

63	Landauer Inc.	3,235

162	LHC Group, Inc., (2)	8,121

395	Lifepoint Health Inc., (2)	23,443

135	Ligand Pharmaceuticals, Inc., (2)	14,311

576	Lion Biotechnologies Inc., (2)	4,176

239	Loxo Oncology Inc., (2)	9,376

81	Luminex Corporation	1,638

423	MacroGenics Inc., (2)	7,813

135	Magellan Health Services, Inc., (2)	10,118

90	Meridian Bioscience, Inc.	1,179

1,827	Merrimack Pharmaceuticals, Incorporated, (2)	5,682

693	MiMedx Group Inc., (2)	5,599

135	National Research Corporation	2,356

1,224	Nektar Therapeutics, (2)	14,823

396	NeoGenomics Inc., (2)	3,192

1,788	Opko Health Inc., (2)	15,538

1,323	Organovo Holdings Inc., (2)	4,882

369	Otonomy, Inc., (2)	5,406

540	OvaScience Inc., (2)	853

594	Owens and Minor Inc.	21,313

270	Paratek Pharmaceuticals, Inc., (2)	4,077

279	Parexel International Corporation, (2)	19,778

225	Penumbra Inc., (2)	16,099

351	Perkinelmer Inc.	18,670

225	Pharmerica Corporation, (2)	5,580

401	Prestige Brands Holdings Inc., (2)	21,157

873	Progenics Pharmaceuticals, Inc., (2)	7,787

288	Prothena Corporation PLC, (2)	14,100

126	Providence Service Corporation, (2)	4,870

333	PTC Therapeutics Inc., (2)	4,362

333	Quidel Corporation, (2)	6,320

351	Revance Therapeutics Inc., (2)	7,020

28	NUVEEN

Shares	Description (1)	Value

	Health Care (continued)

279	Sage Therapeutics, Inc., (2)	$13,386

369	Sarepta Therapeutics Inc., (2)	11,461

1,341	Select Medical Corporation	16,695

216	Spark Therapeutics, Inc., (2)	13,621

576	Spectranetics Corporation, (2)	14,890

306	STAAR Surgical Company, (2)	3,029

308	Steris PLC	21,816

270	Sucampo Pharmaceuticals, Inc., (2)	3,011

360	Surgery Partners Inc., (2)	6,660

342	Surgical Care Affiliates Inc., (2)	19,323

522	Team Health Holdings Inc., (2)	22,686

609	Teladoc, Inc., (2)	12,180

648	Teligent, Inc., (2)	4,536

214	Tesaro Inc., (2)	34,848

441	Theravance Biopharma Inc., (2)	13,212

297	Tivity Health Inc., (2)	7,618

306	Ultragenyx Pharmaceutical Inc., (2)	22,953

108	US Physical Therapy, Inc.	7,576

207	Vascular Solutions, Inc., (2)	11,582

558	VCA Antech, Inc., (2)	50,555

288	Versartis Inc., (2)	4,118

423	Vocera Communications Incorporated, (2)	8,777

519	VWR Corporation, (2)	13,447
	Total Health Care	1,204,834

	Industrials – 16.6%

567	Aaon, Inc.	19,250

495	ABM Industries Inc.	19,993

657	Acco Brands Corporation, (2)	8,377

549	Actuant Corporation	14,356

630	Advanced Drainage Systems, Inc.	15,183

54	Aegion Corporation, (2)	1,256

621	Allegion PLC	40,781

1,242	Allison Transmission Holdings Inc.	43,445

450	ArcBest Corporation	14,220

153	Argan, Inc.	11,284

81	Armstrong Flooring, Inc., (2)	1,703

630	Armstrong World Industries Inc., (2)	25,169

342	Astronics Corporation, (2)	11,221

782	Avis Budget Group Inc., (2)	29,106

NUVEEN	29

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Industrials (continued)

468	Babcock & Wilcox Enterprises, Inc., (2)	$7,788

603	Barnes Group Inc.	29,022

432	Beacon Roofing Supply Company, (2)	18,909

324	Brady Corporation	11,777

540	Briggs & Stratton Corporation	11,696

1,143	Builders FirstSource, Inc., (2)	12,299

377	Carlisle Companies Inc.	41,134

261	CEB Inc.	19,953

315	Chart Industries, Inc., (2)	12,219

604	Chicago Bridge & Iron Company N.V.	20,059

360	Clean Harbors, Inc., (2)	19,980

405	Comfort Systems USA Inc.	13,709

452	Copart Inc., (2)	25,646

1,484	Covanta Holding Corporation	23,892

432	Curtiss Wright Corporation	42,362

677	DigitalGlobe Inc., (2)	18,990

927	Donaldson Company, Inc.	39,166

288	Douglas Dynamics Inc.	9,734

162	DXP Enterprises, Inc., (2)	6,127

486	Echo Global Logistics, Inc., (2)	11,543

315	EnerSys	24,554

297	ESCO Technologies Inc.	17,285

234	Esterline Technologies Corporation, (2)	20,042

558	Franklin Electric Company, Inc.	22,515

75	G&K Services, Inc.	7,204

522	Generac Holdings Inc., (2)	21,016

596	Genesee & Wyoming Inc., (2)	44,915

387	Granite Construction Inc.	21,722

369	H&E Equipment Services, Inc.	9,542

1,116	HD Supply Holdings Inc., (2)	47,207

81	Heidrick & Struggles International, Inc.	1,810

849	Hertz Global Holdings, Inc., (2)	17,804

612	Hexcel Corporation	31,426

612	Hillenbrand Inc.	22,369

387	HNI Corporation	19,509

612	Hub Group, Inc., (2)	27,142

261	Hubbell Inc.	31,863

135	Hyster-Yale Materials Handling Inc.	8,305

45	ICF International, Inc., (2)	2,340

30	NUVEEN

Shares	Description (1)	Value

	Industrials (continued)

207	Insperity Inc.	$14,800

252	Interface, Inc.	4,586

351	Kaman Corporation	17,736

585	KAR Auction Services Inc.	26,647

855	Kennametal Inc.	30,558

453	Keyw Holding Corporation, (2)	4,535

261	Knoll Inc.	6,815

279	Lennox International Inc.	43,750

1,134	Manitowoc Company Inc.	7,745

90	Matthews International Corporation	6,071

81	McGrath Rentcorp.	3,101

566	Mercury Computer Systems Inc., (2)	19,086

972	Meritor Inc., (2)	14,026

315	Miller (Herman) Inc.	9,828

54	Mistras Group Inc., (2)	1,246

297	Mobile Mini, Inc.	9,667

45	MYR Group Inc., (2)	1,731

63	Navigant Consulting Inc., (2)	1,556

468	Navistar International Corporation, (2)	12,762

306	On Assignment, Inc., (2)	13,856

486	Oshkosh Truck Corporation	33,840

729	Owens Corning	40,277

612	Pitney Bowes Inc.	9,743

2,295	Plug Power Inc., (2)	2,433

234	Proto Labs Incorporated, (2)	12,285

1,179	Quanta Services Incorporated, (2)	42,314

405	Raven Industries, Inc.	10,145

378	Regal-Beloit Corporation	27,443

719	Ryder System, Inc.	55,794

720	Spirit AeroSystems Holdings Inc.	43,236

630	Steelcase Inc.	10,584

1,035	Sunrun Inc., (2)	5,475

162	Team, Inc., (2)	5,443

288	Teledyne Technologies Inc., (2)	35,387

207	Tennant Company	14,335

387	Tetra Tech, Inc.	16,912

315	The Advisory Board Company, (2)	14,332

324	Titan Machinery, Inc., (2)	4,474

423	TriMas Corporation, (2)	9,010

NUVEEN	31

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Industrials (continued)

378	TriNet Group Inc., (2)	$9,613

90	TrueBlue Inc., (2)	2,227

216	Valmont Industries, Inc.	31,104

171	Veritiv Corporation, (2)	9,585

135	Viad Corporation	5,920

279	WageWorks, Incorporated, (2)	20,130

1,037	Wesco Aircraft Holdings Inc., (2)	15,711

450	WESCO International Inc., (2)	31,815

450	West Corporation	10,921

486	Woodward Governor Company	33,845

468	YRC Worldwide Inc., (2)	6,987
	Total Industrials	1,871,341

	Information Technology – 15.6%

639	2U Inc., (2)	21,752

1,242	ACI Worldwide, Inc., (2)	24,095

81	ADTRAN, Inc.	1,774

4,650	Advanced Micro Devices, Inc., (2)	48,221

189	Anixter International Inc., (2)	16,159

189	Arista Networks Inc., (2)	17,766

738	Arris International PLC, (2)	21,092

689	Aspen Technology Inc., (2)	36,593

279	AVX Group	4,520

72	Badger Meter Inc.	2,776

225	Belden Inc.	17,206

270	Benchmark Electronics Inc., (2)	8,262

243	BenefitFocus Inc., (2)	7,351

432	Black Knight Financial Services, Inc., Class A Shares, (2)	15,746

486	Blackbaud, Inc.	31,886

1,361	Booz Allen Hamilton Holding	46,029

1,224	Brooks Automation Inc.	21,322

891	Callidus Software, Inc., (2)	16,439

126	Cass Information Systems, Inc.	8,287

513	Cavium Inc., (2)	33,966

423	ChannelAdvisor Corporation, (2)	5,859

684	Ciena Corporation, (2)	16,649

387	Cirrus Logic Inc., (2)	23,344

396	Cognex Corporation	26,754

754	CommScope Holding Company Inc., (2)	28,516

342	CPI Card Group Inc.	1,556

32	NUVEEN

Shares	Description (1)	Value

	Information Technology (continued)

441	CSG Systems International Inc.	$21,344

1,098	CSRA Inc.	34,060

63	CTS Corporation	1,354

135	Daktronics Inc.	1,372

801	DHI Group Inc., (2)	4,566

612	Diebold Inc.	16,646

403	Dolby Laboratories, Inc.	19,308

1,926	Earthlink Holdings Corporation	12,346

1,557	Entegris Inc., (2)	29,194

342	Exar Corporation, (2)	3,506

297	Fabrinet, (2)	12,513

286	Fair Isaac Corporation	35,264

36	FARO Technologies, Inc., (2)	1,336

675	Finisar Corporation, (2)	19,960

603	First Solar Inc., (2)	18,808

909	Fitbit, Inc., Class A Shares, (2)	5,463

711	Five9, Inc., (2)	10,992

1,035	Gogo Inc., (2)	9,470

513	Henry Jack and Associates Inc.	46,057

909	Infinera Corporation, (2)	8,190

126	Insight Enterprises Inc., (2)	4,678

1,017	Integrated Device Technology, Inc., (2)	25,618

252	Interdigital Inc.	23,537

675	Keysight Technologies, Inc., (2)	25,022

639	Knowles Corporation, (2)	11,515

171	Littelfuse Inc.	26,968

455	LogMeIn Inc., (2)	49,185

405	Lumentum Holdings Inc., (2)	15,370

540	Manhattan Associates Inc., (2)	27,680

315	Mellanox Technologies, Limited, (2)	14,915

1,044	Mentor Graphics Corporation	38,534

180	Methode Electronics, Inc.	7,569

36	MTS Systems Corporation	2,092

315	National Instruments Corporation	9,897

216	Netgear, Inc., (2)	12,290

459	NetScout Systems, Inc., (2)	15,285

459	New Relic, Inc., (2)	16,616

63	Novanta, Inc., (2)	1,408

27	NVE Corporation	2,095

NUVEEN	33

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Information Technology (continued)

1,539	Oclaro Inc., (2)	$15,098

2,799	ON Semiconductor Corporation, (2)	37,283

126	OSI Systems Inc., (2)	9,408

414	Paylocity Holding Corporation, (2)	12,776

153	Perficient, Inc., (2)	2,713

153	Plantronics Inc.	8,657

162	Plexus Corporation, (2)	8,797

423	Power Integrations Inc.	30,033

468	Q2 Holdings Inc., (2)	14,859

1,215	Qoutient Technology Inc., (2)	12,940

468	Qualys Incorporated, (2)	16,801

1,476	Rambus Inc., (2)	19,158

585	RetailMeNot Inc., (2)	5,294

630	RingCentral Inc., Class A, (2)	14,711

90	Rogers Corporation, (2)	7,196

573	Science Applications International Corporation	46,654

450	ServiceSource International Inc., (2)	2,385

504	Silicon Laboratories Inc., (2)	32,861

252	SolarEdge Technologies, Inc., (2)	3,263

1,026	Square Inc., (2)	15,000

252	Sykes Enterprises Inc., (2)	7,038

171	SYNNEX Corporation	20,551

468	Tableau Software Inc., Class A, (2)	22,389

869	Take-Two Interactive Software, Inc., (2)	46,622

171	Tangoe Inc., (2)	1,245

144	Tech Data Corporation, (2)	12,321

234	TeleTech Holdings, Inc.	6,926

837	Teradata Corporation, (2)	24,574

909	TTM Technologies, Inc., (2)	13,480

286	Universal Display Corporation	18,876

270	Vasco Data Security International, Inc., (2)	4,104

315	VeriFone Holdings Inc., (2)	5,724

342	Virtusa Corporation, (2)	8,714

1,062	Vishay Intertechnology Inc.	17,629

333	WEX, Inc., (2)	38,072

297	Zebra Technologies Corporation, Class A, (2)	24,850

837	Zendesk Inc., (2)	20,029
	Total Information Technology	1,754,974

34	NUVEEN

Shares	Description (1)	Value

	Materials – 6.0%

261	AptarGroup Inc.	$19,045

261	Balchem Corporation	22,248

426	Bemis Company, Inc.	20,755

689	Berry Plastics Corporation, (2)	35,160

261	Boise Cascade Company, (2)	6,473

414	Calgon Carbon Corporation	6,562

198	Century Aluminum Company, (2)	3,049

412	Chemtura Corporation, (2)	13,637

108	Clearwater Paper Corporation, (2)	6,793

279	Domtar Corporation	12,190

639	Ferro Corporation	9,035

594	Flotek Industries Inc., (2)	6,279

864	GCP Applied Technologies, Inc., (2)	23,285

279	Glatfelter	6,810

378	Greif Inc.	21,765

648	H.B. Fuller Company	31,992

333	Headwater Inc., (2)	7,716

261	Innospec, Inc.	18,622

747	KapStone Paper and Packaging Corp.	17,913

801	Louisiana-Pacific Corporation, (2)	15,323

27	Materion Corporation	1,061

432	Mercer International Inc.	5,162

333	Minerals Technologies Inc.	26,690

53	Neenah Paper, Inc.	4,354

387	OMNOVA Solutions Inc., (2)	3,522

846	PolyOne Corporation	28,857

1,089	Reliance Steel & Aluminum Company	86,739

297	Resolute Forest Products, (2)	1,634

532	Royal Gold, Inc.	38,394

468	Schnitzer Steel Industries, Inc.	11,068

451	Scotts Miracle Gro Company	41,478

540	Sonoco Products Company	29,673

324	Stepan Company	25,308

810	Stillwater Mining Company, (2)	13,770

648	Summit Materials, Inc., Class A Shares, (2)	16,265

414	Trinseo SA	26,807

126	U.S. Concrete, Inc., (2)	8,253
	Total Materials	673,687

NUVEEN	35

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Real Estate – 10.2%

189	Alexander & Baldwin Inc.	$8,414

99	Altisource Portfolio Solutions SA, (2)	2,822

1,001	American Campus Communities Inc.	48,669

1,932	Brandywine Realty Trust	31,105

621	Care Capital Properties, Inc.	15,345

1,476	CBL & Associates Properties Inc.	16,015

108	Chesapeake Lodging Trust	2,765

971	Columbia Property Trust Inc.	21,605

923	Corporate Office Properties	29,370

727	CyrusOne Inc.	35,012

1,206	DiamondRock Hospitality Company	13,592

803	Douglas Emmett Inc.	30,386

959	Dupont Fabros Technology Inc.	45,533

198	Easterly Government Properties, Inc.	3,901

862	Education Realty Trust Inc.	34,661

1,260	Empire State Realty Trust Inc.	25,817

727	Equity Commonwealth	22,421

663	Equity Lifestyles Properties Inc.	49,022

975	Equity One Inc.	30,410

1,044	FelCor Lodging Trust Inc.	8,039

1,278	First Industrial Realty Trust, Inc.	33,036

441	First Potomac Realty Trust	4,516

702	Forest City Realty Trust Inc.	15,893

549	Four Corners Property Trust, Inc.	11,974

1,791	Franklin Street Properties Corporation	22,835

1,335	Gramercy Property Trust	35,164

1,720	Healthcare Realty Trust, Inc.	51,961

646	Highwoods Properties, Inc.	33,211

819	Hospitality Properties Trust	25,495

117	Howard Hughes Corporation, (2)	12,473

504	Kennedy-Wilson Holdings Inc.	10,307

405	Kilroy Realty Corporation	30,314

995	Kite Realty Group Trust	23,900

1,067	New York REIT, Inc.	10,617

324	Northstar Realty Europe Corporation	3,891

746	Paramount Group Inc.	12,451

351	Potlatch Corporation	14,461

468	QTS Realty Trust Inc., Class A Shares	23,583

549	Rayonier Inc.	15,312

36	NUVEEN

Shares	Description (1)	Value

	Real Estate (continued)

594	Realogy Holdings Corporation	$15,391

900	Rexford Industrial Realty Inc.	20,439

558	RLJ Lodging Trust	12,951

828	Sabra Health Care Real Estate Investment Trust Inc.	21,031

1,206	Select Income REIT	30,162

2,754	Senior Housing Properties Trust	52,464

180	Seritage Growth Properties	7,344

63	St Joe Company, (2)	1,062

590	Sun Communities Inc.	46,468

684	Sunstone Hotel Investors Inc.	10,068

117	The RMR Group Inc.	5,593

477	Tier REIT, Inc.	8,686

693	Washington Real Estate Investment Trust	21,795

828	Weingarten Realty Trust	29,502
	Total Real Estate	1,149,254

	Telecommunication Services – 1.0%

468	Boingo Wireless Inc., (2)	5,476

684	Cincinnati Bell Inc., (2)	15,698

613	Cogent Communications Group, Inc.	25,623

900	Consolidated Communications Holdings, Inc.	23,679

126	FairPoint Communications Inc., (2)	2,331

306	IDT Corporation	5,875

1,098	Iridium Communications Inc., (2)	11,090

225	Lumos Networks Corporation	3,481

936	Orbcomm, Inc., (2)	7,647

630	Shenandoah Telecommunications Company	17,168
	Total Telecommunication Services	118,068

	Utilities – 3.7%

468	8point3 Energy Partners LP	6,337

1,845	Aqua America Inc.	56,106

1,155	Avista Corporation	44,629

270	Chesapeake Utilities Corporation	17,658

1,126	New Jersey Resources Corporation	42,450

549	NRG Yield Inc., Class A Shares	8,921

639	NRG Yield, Inc., Class C Shares	10,831

684	One Gas Inc.	44,200

711	Pattern Energy Group Inc.	14,035

610	Southwest Gas Corporation	49,148

811	Spire, Inc.	52,715

NUVEEN	37

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Utilities (continued)

1,494	TerraForm Global Inc, Class A Shares	$6,574

495	TerraForm Power, Inc.	5,876

639	WGL Holdings Inc.	52,360
	Total Utilities	411,840
	Total Long-Term Investments (cost $11,232,314)	11,245,958
	Other Assets Less Liabilities – 0.1%	9,767
	Net Assets – 100%	$11,255,725

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$11,245,958	$—	$—	$11,245,958

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of January 31, 2017, the cost of investments was $11,232,314.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$288,092
Depreciation	(274,448)
Net unrealized appreciation (depreciation) of investments	$13,644

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

38	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 31, 2017